UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2014
UNREALIZED LOSSES ON SECURITIES [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2014
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)

U.S. government agencies securities	$-	$-	$-	$-	$9,882	$(118)	$9,882	$(118)
Collateralized mortgage obligations:
Agency	73,738	(1,133)	30,320	(643)	12,668	(321)	116,726	(2,097)

Total	$73,738	$(1,133)	$30,320	$(643)	$22,550	$(439)	$126,608	$(2,215)

	2013
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)

U.S. government agencies securities	$9,667	$(328)	$-	$-	$-	$-	$9,667	$(328)
Corporate debt securities	15,042	(78)	2,322	(29)	-	-	17,364	(107)
Foreign debt securities [1]	-	-	518	(5)	-	-	518	(5)
Collateralized mortgage obligations:
Agency	49,176	(235)	782	(13)	4,900	(8)	54,858	(256)
Private-label	-	-	-	-	109	(3)	109	(3)

Total	$73,885	$(641)	$3,622	$(47)	$5,009	$(11)	$82,516	$(699)

Schedule of Changes in the Credit Loss

	Twelve Months Ended June 30,
	2014	2013
	(Dollars in Thousands)

Beginning balance	$316	$324
Initial credit impairment	-	-
Subsequent credit impairment	19	12
Reductions for amounts recognized in earnings due to intent or requirement to sell	-	-
Reductions for securities sold	-	-
Reduction for actual realized losses	(33)	(20)
Reduction for increase in cash flows expected to be collected	-	-

Ending Balance	$302	$316